Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
SIM U.S. Managed Accumulation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SIM U.S. Managed Accumulation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SIM U.S. Managed Accumulation Fund (the “Fund”) seeks as a primary objective to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet completed a fiscal period as of the date of this prospectus, no portfolio turnover rate is available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund operates as a “fund of funds.” The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies including exchange-traded funds (“ETFs”) (“Underlying Funds”). The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of Underlying Funds that, by the terms of their prospectuses, focus on making investments in issuers that are either based, operated or primarily operated in the U.S. or listed on a U.S. exchange or marketplace. The Fund will generally invest approximately 75% of its net assets in Underlying Funds that are advised by Dimensional Fund Advisors LP and that provide the requisite portfolio exposure to specific investment factors.

The Adviser will select Underlying Funds managed by Dimensional Funds Advisors LP which offer moderate investment weight towards small capitalization companies, value companies, and high profitability companies. In determining the specific Underlying Funds into which the Adviser will invest the Fund’s assets, the Adviser will consider the investment focus of the Underlying Funds, including whether the Underlying Funds focus on market capitalizations, growth versus value biases, and other relevant measures of profitability. The Adviser generally believes Underlying Funds that focus on small capitalization, value, and high profitability companies may offer greater long-term expected returns over each factor’s counterpart.

The Fund is focused on capital preservation and reducing volatility, in particular downside volatility. To reduce volatility, the Adviser will invest a portion of the Fund’s assets in Underlying Funds that focus on low volatility equity securities. This exposure to low volatility equity securities may cause the Fund to underperform the benchmark during market up cycles, but should cause the Fund to outperform the benchmark during downside corrections. Over the long-term, it is expected that this exposure to low volatility equity securities, and resulting reduction in downside volatility, should increase the long-term outperformance versus the benchmark. In abnormal circumstances, for example when a combination of market valuation metrics and economic conditions have historically resulted in below average long-term equity returns, the Fund will reduce its indirect exposure to these low volatility equity securities. The Funds preference is to avoid speculative environments.

Under normal market conditions, and as part of the Adviser’s strategy to manage the Fund’s volatility relative to the S&P 500® Index, the Fund will generally invest the remaining 25% of its net assets in Underlying Funds that:

(i) either invest substantially all of their assets in equity securities that target lower absolute volatility relative to the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities; or

(ii) invest substantially all of their assets within a risk control methodology of increasing or decreasing cash weight based on whether current volatility measures are above or below long-term volatility measures of the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities.

Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

The Underlying Funds are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying Fund seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s Financial Services LLC, the Center for Research in Securities Prices, FTSE Group, or Bloomberg Barclays) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund generally holds the same stocks as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum and a variety of market sectors (i.e., healthcare, financial, technology, among others) of investment options for the Fund within the Fund’s investment parameters. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may not track its target index closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investment Factor Risk. To the extent the Fund invests in Underlying Funds that, in turn, invest in issuers representing a limited number of investment factors (e.g., focusing on large cap issuers vs. small cap issuers, focusing on value opportunities vs. growth opportunities, etc.), the Fund will be more susceptible to negative events affecting those investment factors, and the value of its shares may be more volatile than if the Fund, investing through the Underlying Funds, invested more widely.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Additionally, the Adviser may not be successful in reducing the volatility of the Fund’s overall portfolio given the allocation of the Fund’s assets, as well as because of the particular mix of Underlying Funds chosen by the Adviser to reduce volatility.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

New Fund Risk. The Fund is a new mutual fund and has only recently commenced operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has only recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has only recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
SIM U.S. Managed Accumulation Fund | Class Z Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIMSX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Administration Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	$ 169
3 Years	rr_ExpenseExampleYear03	659
5 Years	rr_ExpenseExampleYear05	1,176
10 Years	rr_ExpenseExampleYear10	$ 2,596
SIM Global Managed Accumulation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SIM Global Managed Accumulation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SIM Global Managed Accumulation Fund (the “Fund”) seeks as a primary objective to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet completed a fiscal period as of the date of this prospectus, no portfolio turnover rate is available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund operates as a “fund of funds.” The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies including exchange-traded funds (“ETFs”) (“Underlying Funds”). The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

Under normal circumstances, the Fund invests approximately 75% of its net assets in Underlying Funds that are advised by Dimensional Fund Advisors LP and that, in turn, the Adviser believes establish a globally diversified equity investment portfolio. Based on the aggregated market capitalizations of broad-based indices that measure the US, International (i.e., non-US) and Emerging Markets, the Adviser will construct the Fund’s portfolio generally to allocate the Fund’s assets proportionally among Underlying Funds that, based on the terms of their prospectuses focus on US, International (i.e., non-US), and Emerging Markets.

The Adviser will select Underlying Funds managed by Dimensional Funds Advisors LP which offer moderate investment weight towards small capitalization companies, value companies, and high profitability companies. In determining the specific Underlying Funds into which the Adviser will invest the Fund’s assets, the Adviser will consider the investment focus of the Underlying Funds, including whether the Underlying Funds focus on market capitalizations, growth versus value biases, and other relevant measures of profitability. The Adviser generally believes Underlying Funds that focus on small capitalization, value, and high profitability companies may offer greater long-term expected returns over each factor’s counterpart.

Under normal circumstances, the Fund will invest in Underlying Funds that by the terms of their prospectuses invest in, and/or provide exposure to, several countries which may include the U.S., although the Fund generally will attempt to invest at least 40% of its net assets in Underlying Funds that invest in the securities of issuers based, primarily operated and/or listed outside of the U.S. These Underlying Funds may include investments in emerging markets countries.

The Fund is focused on capital preservation and reducing volatility, in particular downside volatility. To reduce volatility, the Adviser will invest a portion of the Fund’s assets in Underlying Funds that focus on low volatility equity securities. This exposure to low volatility equity securities may cause the Fund to underperform the benchmark during market up cycles, but should cause the Fund to outperform the benchmark during downside corrections. Over the long-term, it is expected that this exposure to low volatility equity securities, and resulting reduction in downside volatility, should increase the long-term outperformance versus the benchmark. In abnormal circumstances, for example when a combination of market valuation metrics and economic conditions have historically resulted in below average long-term equity returns, the Fund will reduce its indirect exposure to these low volatility equity securities. The Funds preference is to avoid speculative environments.

Under normal market conditions, and as part of the Adviser’s strategy to manage the Fund’s volatility relative to the broader global markets, the Fund will generally invest the remaining 25% of its net assets in Underlying Funds that:

(i) either invest substantially all of their assets in equity securities that target lower absolute volatility relative to the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities; or

(ii) invest substantially all of their assets within a risk control methodology of increasing or decreasing cash weight based on whether current volatility measures are above or below long-term volatility measures of the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities.

Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

The Underlying Funds are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying Fund seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s Financial Services LLC, the Center for Research in Securities Prices, FTSE Group, or Bloomberg Barclays) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund generally holds the same stocks as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum (meaning domestic, international, emerging markets and a variety of market sectors (i.e., healthcare, financial, technology, among others)) of investment options for the Fund. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may not track its target index closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investment Factor Risk. To the extent the Fund invests in Underlying Funds that, in turn, invest in issuers representing a limited number of investment factors (e.g., focusing on large cap issuers vs. small cap issuers, focusing on value opportunities vs. growth opportunities, etc.), the Fund will be more susceptible to negative events affecting those investment factors, and the value of its shares may be more volatile than if the Fund, investing through the Underlying Funds, invested more widely.

Foreign Securities Risk. To the extent the Fund invests in Underlying Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Additionally, the Adviser may not be successful in reducing the volatility of the Fund’s overall portfolio given the allocation of the Fund’s assets, as well as because of the particular mix of Underlying Funds chosen by the Adviser to reduce volatility.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses, may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses for the Underlying Fund and indirectly for the Fund.

New Fund Risk. The Fund is a new mutual fund and has only recently commenced operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has only recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has only recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
SIM Global Managed Accumulation Fund | Class Z Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIMGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Administrative Services Fee	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	683
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	$ 2,677
SIM Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SIM Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SIM Income Fund (the “Fund”) seeks to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2020, the Fund’s portfolio turnover rate was 68.94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.94%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund operates as a “fund of funds.” As a result, the Fund pursues its investment objective by investing in other investment companies including exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that are advised by Dimensional Fund Advisors LP and that, in turn, invest in short-duration fixed income securities. The Adviser will attempt to construct the Fund’s portfolio with Underlying Funds that emphasize managing interest rate sensitivity risks, minimize drawdowns and overall investment risk, and deliver consistent returns. The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

The Fund will invest in Underlying Funds that invest in a combination of debt securities, including inflation-protected securities, and derivative instruments. The fixed income securities in which the Underlying Funds will invest will generally be considered investment grade at the time of purchase. The Underlying Funds may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Underlying Funds may also invest a significant portion of their assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities. The Underlying Funds may also purchase derivative instruments or engage in transactions in derivative transactions.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

Derivative instruments/transactions in which the Underlying Funds may invest include swaps, futures contracts and options on futures contracts. The Underlying Funds will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Underlying Funds may use forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Underlying Funds may also lend their portfolio securities to generate additional income.

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum (meaning domestic, international, emerging markets and a variety of market sectors (i.e., healthcare, financial, technology, among others)) of investment options for the Fund. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Foreign Securities Risk. To the extent the Fund invests in Underlying Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Volatility Risk. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Securities Lending Risk. To the extent the Fund invests in Underlying Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Underlying Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. An Underlying Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest Rate Risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows; and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment Risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity Risk. This is the risk that assets held by an Underlying Fund in which the Fund invests may not be liquid.

Credit Risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market Risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation Risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free 888-568-2341.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-568-2341
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	SIM Income Fund (Class Z) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Class Z shares’ highest return for a calendar quarter was 2.00% (quarter ending 3/31/2019) and the Class Z shares’ lowest return for a calendar quarter was -2.71% (quarter ending 3/31/2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class Z shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SIM Income Fund | Class Z Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIMZX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	4.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)	[4],[5]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.69%	[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 172
3 Years	rr_ExpenseExampleYear03	1,246
5 Years	rr_ExpenseExampleYear05	2,316
10 Years	rr_ExpenseExampleYear10	$ 4,970
Annual Return 2019	rr_AnnualReturn2019	4.29%
Annual Return 2020	rr_AnnualReturn2020	(1.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2018
SIM Income Fund | Class Z Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2018
SIM Income Fund | Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2018
SIM Income Fund | Class Z Shares | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2018

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
[2]	Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.
[3]	Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.
[4]	Management Fee, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) have been restated to reflect current fees.
[5]	Effective March 1, 2021, Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.